Financial Risk Management - Liquidity Risk Exposures (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Committed financing facility	$ 580.0	$ 427.0
Amount used
Disclosure of financial assets [line items]
Committed financing facility	200.0	152.0
Amount unused
Disclosure of financial assets [line items]
Undrawn borrowing facilities	$ 380.0	$ 275.0